Document and Entity Information	Feb. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2026
Entity Registrant Name	Lumen Technologies, Inc.
Entity Incorporation State Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address Address Line 1	100 CenturyLink Drive
Entity Address City Or Town	Monroe
Entity Address State Or Province	LA
Entity Address Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000018926
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Trading Symbol	LUMN
Security Exchange Name	NYSE
Security 12b Title	Common Stock, no par value per share
Preferred Stock [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Preferred Stock Purchase Rights
No Trading Symbol Flag	true